Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 54,265,808.02
Previously Paid Amount	0.00
Total Fee Amount	7,494.11
Total Offset Amount	0.00
Net Fee	$ 7,494.11
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A